Risk Management - Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables [Abstract]
Cash at bank (note 10)	$ 4,236,013	د.إ 15,554,642	د.إ 36,785
Trade receivables (note 8)	19,617	72,033	88,463
Other receivables (excluding prepaid expenses and advances) (note 9)	162,335	596,094	609,379
Credit risk on bank balances and trade and other receivables	$ 4,417,965	د.إ 16,222,769	د.إ 734,627